Salaries and social security expenses (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of Salaries and Social Security Expenses

	2019	2018	2017
Wages and salaries (i)	104,400	105,931	132,025
Social security costs	30,888	29,865	30,558
Equity-settled share-based compensation	4,734	4,728	5,552
	140,022	140,524	168,135

(i)	Includes US$ 32,714, US$ 32,636 and US$ 41,172, capitalized in Property, Plant and Equipment for the years 2019, 2018 and 2017, respectively.